Basis of Presentation and Nature of Business - Additional Information (Details)	Jul. 02, 2021	Mar. 31, 2023	Dec. 31, 2022
Alight Holdings
Basis Of Presentation And Nature Of Business [Line Items]
Non-voting ownership percentage held by noncontrolling interest	15.00%	8.00%	12.00%
Special Purpose Acquisition Company
Basis Of Presentation And Nature Of Business [Line Items]
Business combination, closing date of acquisition	Jul. 02, 2021
Alight | Special Purpose Acquisition Company | Alight Holdings
Basis Of Presentation And Nature Of Business [Line Items]
Percentage of economic interest	85.00%	92.00%	88.00%
Business combination, percentage of voting power	100.00%		100.00%